Note 23 - Revenues and Earnings Loss from Continuing Operations (Details) - USD ($) $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Restructuring costs and other			$ (52)
Intangible asset amortization		$ 7	8	$ 21		$ 21
Restructuring-related depreciation			4
Successor [Member]
Segment Reporting Information [Line Items]
Revenues		782		1,709	[1]	2,046	[1]	$ 782	[1]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization				171		239		87
Depreciation and amortization		(75)		(145)		(199)
Restructuring costs and other		(17)		(37)		(56)
Other operating (expense) income, net excluding gain related to Unipixel termination		(2)		(2)		(9)
Interest expense		(22)		(63)		(62)
Other charges, net		10		(21)		(21)
Reorganization items, net		(16)		(5)		(13)
Earnings (loss) from continuing operations before income taxes		(55)		2		(49)
Depreciation expense		66		113		170
Restructuring-related depreciation		0		8		2
Successor [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Revenues		782		1,709		2,046
Depreciation and amortization				(134)		(191)		(73)
Corporate components of pension and OPEB income	[2]			133		110		67
Restructuring costs and other				(37)		(56)		(17)
Overhead supporting, but not directly absorbed by discontinued operations	[3]			(21)		(30)		(16)
Stock-based compensation				(17)		(8)		(1)
Change in U.S. vacation benefits	[4]			16
Consulting and other costs	[5]			(14)		(7)		(2)
Idle costs	[6]			(3)		(4)
Manufacturing costs originally planned to be absorbed by silver halide touch screen production	[7]			(2)		(1)
Fresh start adjustments								(74)
Other operating (expense) income, net excluding gain related to Unipixel termination	[8]			(5)		(9)		(2)
Interest expense	[9]			(63)		(62)		(22)
Other charges, net	[9]			(21)		(21)		10
Reorganization items, net	[9]			(5)		(13)		(16)
Earnings (loss) from continuing operations before income taxes				2		(49)		(55)
Intangible asset amortization				21		21		7
Depreciation expense				89		153		61
Restructuring-related depreciation				8		2
Consolidated total				113		170		66
Successor [Member] | Continuing Operations [Member] | Print Systems [Member]
Segment Reporting Information [Line Items]
Revenues		485		1,106		1,257
Intangible asset amortization				9		9		3
Depreciation expense				39		51		19
Successor [Member] | Continuing Operations [Member] | Print Systems [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization				99		94		38
Successor [Member] | Continuing Operations [Member] | Micro 3D Printing and Packaging [Member]
Segment Reporting Information [Line Items]
Revenues		42		128		130
Intangible asset amortization				9		9		3
Depreciation expense				6		8		3
Successor [Member] | Continuing Operations [Member] | Micro 3D Printing and Packaging [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization	[7]			11
Successor [Member] | Continuing Operations [Member] | Software and Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		39		112		108
Intangible asset amortization				2		2		1
Depreciation expense				1		2		1
Successor [Member] | Continuing Operations [Member] | Software and Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization				9		3		(1)
Successor [Member] | Continuing Operations [Member] | Consumer and Film [Member]
Segment Reporting Information [Line Items]
Revenues		147		265		352
Intangible asset amortization				1		1
Depreciation expense				30		65		23
Successor [Member] | Continuing Operations [Member] | Consumer and Film [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization				52		66		34
Successor [Member] | Continuing Operations [Member] | Enterprise Inkjet Systems [Member]
Segment Reporting Information [Line Items]
Revenues		53		84		115
Depreciation expense				5		8		4
Successor [Member] | Continuing Operations [Member] | Enterprise Inkjet Systems [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization				20		35		14
Successor [Member] | Continuing Operations [Member] | Intellectual Property Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		9		1		70
Depreciation expense				2		8		4
Successor [Member] | Continuing Operations [Member] | Intellectual Property Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization				(22)		40		(2)
Successor [Member] | Continuing Operations [Member] | Eastman Business Park Rochester NY [Member]
Segment Reporting Information [Line Items]
Revenues		4		13		14
Depreciation expense				6		11		7
Successor [Member] | Continuing Operations [Member] | Eastman Business Park Rochester NY [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization				2		1		4
Successor [Member] | Continuing Operations [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Revenues		$ 3
Depreciation expense				16		15		5
Successor [Member] | Continuing Operations [Member] | Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization				$ 4		$ 4		$ 4
Predecessor [Member]
Segment Reporting Information [Line Items]
Revenues	[1]		1,508
Earnings losses Before Interest, Taxes, Depreciation, and Amortization			157
Depreciation and amortization			(118)
Restructuring costs and other			(43)
Stock-based compensation			(3)
Other operating (expense) income, net excluding gain related to Unipixel termination			495
Loss on early extinguishment of debt, net			(8)
Interest expense			(106)
Other charges, net			(13)
Reorganization items, net			2,026
Earnings (loss) from continuing operations before income taxes			2,406
Depreciation expense			85
Restructuring-related depreciation			4
Predecessor [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Revenues			1,508
Depreciation and amortization			(93)
Corporate components of pension and OPEB income	[2]		43
Restructuring costs and other			(45)
Overhead supporting, but not directly absorbed by discontinued operations	[3]		(52)
Stock-based compensation			(3)
Consulting and other costs	[5]		(1)
Idle costs	[6]		1
Other operating (expense) income, net excluding gain related to Unipixel termination	[8]		495
Loss on early extinguishment of debt, net	[9]		(8)
Interest expense	[9]		(106)
Other charges, net	[9]		(13)
Reorganization items, net	[9]		2,026
Earnings (loss) from continuing operations before income taxes			2,406
Intangible asset amortization			8
Depreciation expense			78
Restructuring-related depreciation			4
Consolidated total			85
Predecessor [Member] | Continuing Operations [Member] | Print Systems [Member]
Segment Reporting Information [Line Items]
Revenues			844
Intangible asset amortization			6
Depreciation expense			34
Predecessor [Member] | Continuing Operations [Member] | Print Systems [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization			33
Predecessor [Member] | Continuing Operations [Member] | Micro 3D Printing and Packaging [Member]
Segment Reporting Information [Line Items]
Revenues			75
Intangible asset amortization			1
Depreciation expense			4
Predecessor [Member] | Continuing Operations [Member] | Micro 3D Printing and Packaging [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization	[7]		(3)
Predecessor [Member] | Continuing Operations [Member] | Software and Solutions [Member]
Segment Reporting Information [Line Items]
Revenues			82
Intangible asset amortization			1
Depreciation expense			2
Predecessor [Member] | Continuing Operations [Member] | Software and Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization			(11)
Predecessor [Member] | Continuing Operations [Member] | Consumer and Film [Member]
Segment Reporting Information [Line Items]
Revenues			371
Depreciation expense			23
Predecessor [Member] | Continuing Operations [Member] | Consumer and Film [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization			127
Predecessor [Member] | Continuing Operations [Member] | Enterprise Inkjet Systems [Member]
Segment Reporting Information [Line Items]
Revenues			95
Depreciation expense			6
Predecessor [Member] | Continuing Operations [Member] | Enterprise Inkjet Systems [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization			29
Predecessor [Member] | Continuing Operations [Member] | Intellectual Property Solutions [Member]
Segment Reporting Information [Line Items]
Revenues			1
Depreciation expense			2
Predecessor [Member] | Continuing Operations [Member] | Intellectual Property Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization			(19)
Predecessor [Member] | Continuing Operations [Member] | Eastman Business Park Rochester NY [Member]
Segment Reporting Information [Line Items]
Revenues			4
Depreciation expense			7
Predecessor [Member] | Continuing Operations [Member] | Eastman Business Park Rochester NY [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization			1
Predecessor [Member] | Continuing Operations [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Revenues			36
Depreciation expense			3
Predecessor [Member] | Continuing Operations [Member] | Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Earnings losses Before Interest, Taxes, Depreciation, and Amortization			$ 5

[1]	Sales are reported in the geographic area in which they originate. No non-U.S. country generated more than 10% of net sales in the years ended December 31, 2015 and December 31, 2014, four months ended December 31, 2013 or eight months ended August 31, 2013.
[2]	Composed of interest cost, expected return on plan assets, amortization of actuarial gains and losses, and curtailments and settlement components of pension and other postretirement benefit expenses.
[3]	Primarily consists of costs for shared resources allocated to the Prosper Enterprise Inkjet business discontinued operation in the prior year period which are now included in the results of continuing operations and an estimate of costs for shared resources which would have been allocated to the Prosper Enterprise Inkjet business discontinued operation in the current year period had the business remained in continuing operations
[4]	In the fourth quarter of 2015, Kodak changed the timing of when U.S. employees earn their vacation benefits which reduced the related accrual as of December 31, 2015.
[5]	Consulting and other costs are primarily related to professional services provided for corporate strategic initiatives in the current year period. The prior year periods primarily represent the cost of AlixPartners filling interim executive positions which are not captured within “Reorganization items, net” as well as consulting services provided by former executives during transitional periods.
[6]	Consists of third party costs such as security, maintenance, and utilities required to maintain land and buildings in certain locations not used in any Kodak operations.
[7]	Consists of manufacturing costs originally planned to be absorbed by silver halide touch screen production which are now excluded from the segment measure of profit and loss.
[8]	In 2015 a $3 million gain was recognized related to assets that were acquired for no monetary consideration as a part of the termination of the relationship with Unipixel. The gain was reported in Other operating income (expense), net in the Consolidated Statement of Operations. Other operating income (expense), net is typically excluded from the segment measure. However, this particular gain was included in the Micro 3D Printing and Packaging segment’s earnings in 2015.
[9]	As reported in the Consolidated Statement of Operations